Restatement of Previously Issued Financial Statements	9 Months Ended
Sep. 30, 2021
Accounting Standards Update and Change in Accounting Principle [Abstract]
Restatement of Previously Issued Financial Statements
Note 2 - Restatement of Previously Issued Financial Statements
In preparation of the Company’s unaudited condensed consolidated financial statements as of and for the quarterly period ended September 30, 2021, the Company concluded it should restate its previously issued financial statements to classify all Class A ordinary shares subject to possible redemption in temporary equity. In accordance with the Financial Accounting Standard Board’s (“FASB”) Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity” (“ASC 480”), paragraph
480-10-S99,
redemption provisions not solely within the control of the Company require shares subject to redemption to be classified outside of permanent equity. The Company had previously classified a portion of its Class A ordinary shares in permanent equity, or total shareholders’ equity, representing net tangible assets of $5,000,001. As a result, the Company restated its previously filed financial statements to present all Class A ordinary shares as temporary equity and to recognize the remeasurement adjustment from the initial book value to redemption value at the time of its Initial Public Offering.
In accordance with SEC Staff Accounting Bulletin No. 99, “Materiality,” and SEC Staff Accounting Bulletin No. 108, “Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements,” the Company evaluated the corrections and has determined that the related impact was material to the previously filed financial statements that contained the error, reported in the Company’s Form 8-K filed with the SEC on September 25, 2020 (the “Post-IPO Balance Sheet”) and the Company’s Form 10-Qs for the quarterly periods ended September 30, 2020, March 31, 2021, and June 30, 2021 and the Company’s 10-K/A filed with the SEC on May 24, 2021 (the “Affected Quarterly Periods”). Therefore, the Company, in consultation with its Audit Committee, concluded that the Post-IPO Balance Sheet and the Affected Quarterly Periods should be restated to present all Class A ordinary shares subject to possible redemption as temporary equity and to recognize a remeasurement adjustment from the initial book value to redemption value at the time of its Initial Public Offering. As such, the Company is reporting these restatements to those periods in this quarterly report. The previously presented Post-IPO Balance Sheet and Affected Quarterly Periods should no longer be relied upon.
Impact of the Restatement
The change in the carrying value of the Class A ordinary shares subject to possible redemption in the Post-IPO Balance Sheet resulted in a decrease of approximately $5.7 million in additional paid-in-capital and an increase of approximately $26.1 million to accumulated deficit, as well as a reclassification of $31.9 million Class A ordinary shares from permanent equity to temporary equity.

As of September 21, 2020	As Reported	Adjustment	As Restated
Total assets	$252,174,258		$252,174,258

Total liabilities	$29,049,500		$29,049,500

Class A ordinary shares subject to possible redemption	218,124,750	31,875,250	250,000,000
Preference shares	—	—	—
Class A ordinary shares	319	(319)	—
Class B ordinary shares	719	—	719
Additional paid-in capital	5,747,460	(5,747,460)	—
Accumulated deficit	(748,490)	(26,127,471)	(26,875,961)

Total shareholders’ equity (deficit)	$5,000,008	$(31,875,250)	$(26,875,242)

Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders’ Equity (Deficit)	$252,174,258	$—	$252,174,258

The impact of the restatement on the balance sheets and statements of shareholders’ equity for the Affected Quarterly and Annual Periods is presented below. The restatement had no impact on net income or net cash flows from operating, investing or financing activities.
The tables below present the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported balance sheet and statements of shareholders’ equity as of September 30, 2020:

As of September 30, 2020	As Reported	Adjustment	As Restated
Total assets	$252,167,049		$252,167,049

Total liabilities	$29,066,145		$29,066,145

Class A ordinary shares subject to possible redemption	218,100,900	31,899,100	250,000,000
Preference shares	—	—	—
Class A ordinary shares	319	(319)	—
Class B ordinary shares	719	—	719
Additional paid-in capital	5,776,310	(5,776,310)	—
Accumulated deficit	(777,344)	(26,122,471)	(26,899,815)

Total shareholders’ equity (deficit)	$5,000,004	$(31,899,100)	$(26,899,096)

Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders’ Equity (Deficit)	$252,167,049	$—	$252,167,049

Statement of changes in Stockholders’ equity for the period from July 21, 2020 (inception) through September 30, 2020 (unaudited)	As Previously Reported	Adjustment	As Restated
Sale of units in initial public offering, gross	$237,500,000	$(237,500,000)	$—
Offering costs	$(13,646,752)	13,646,752	—
Remeasurement of Class A ordinary shares subject to possible redemption	—	(26,146,752)	(26,146,752)
Shares subject to possible redemption	218,100,900	(218,100,900)	—
The tables below present the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported balance sheet and statement of shareholders’ equity as of December 31, 2020:

As of December 31, 2020	As Reported	Adjustment	As Restated
Total assets	$250,827,490		$250,827,490

Total liabilities	$30,243,507		$30,243,507

Class A ordinary shares subject to possible redemption	215,583,980	34,416,020	250,000,000
Preference shares	—	—	—
Class A ordinary shares	344	(344)	—
Class B ordinary shares	625	—	625
Additional paid-in capital	8,293,299	(8,293,299)	—
Accumulated deficit	(3,294,265)	(26,122,377)	(29,416,642)

Total shareholders’ equity (deficit)	$5,000,003	$(34,416,020)	$(29,416,017)

Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders’ Equity (Deficit)	$250,827,490	$—	$250,827,490

Statement of changes in Stockholders’ equity for the period from July 21, 2020 (inception) through December 31, 2020 (unaudited)	As Previously Reported	Adjustment	As Restated
Sale of units in initial public offering, gross	$237,500,000	$(237,500,000)	$—
Offering costs	$(13,646,752)	13,646,752	—
Remeasurement of Class A ordinary shares subject to possible redemption	—	(26,146,752)	(26,146,752)
Shares subject to possible redemption	(215,583,980)	215,583,980	—
The tables below present the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported balance sheet and statement of shareholders’ equity as of March 31, 2021:

As of March 31, 2021	As Previously Reported	Adjustment	As Restated
Total assets	$250,663,379		$250,663,379

Total liabilities	$20,840,433		$20,840,433

Class A ordinary shares subject to possible redemption	224,822,940	25,177,060	250,000,000
Preference shares	—	—	—
Class A ordinary shares	252	(252)	—
Class B ordinary shares	625	—	625
Additional paid-in capital	—	—	—
Accumulated deficit	4,999,129	(25,176,808)	(20,177,679)

Total shareholders’ equity (deficit)	$5,000,006	$(25,177,060)	$(20,177,054)

Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders’ Equity (Deficit)	$250,663,379	$—	$250,663,379

For the three months ended March 31, 2021	As Previously Reported	Adjustment	As Restated
Shares subject to redemption	$(9,238,960)	$9,238,960	$—
The tables below present the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported balance sheet and statement of shareholders’ equity as of June 30, 2021:

As of June 30, 2021	As Previously Reported	Adjustment	As Restated
Total assets	$250,304,732		$250,304,732

Total liabilities	$27,266,392		$27,266,392

Class A ordinary shares subject to possible redemption	218,038,330	31,961,670	250,000,000
Preference shares	—	—	—
Class A ordinary shares	320	(320)	—
Class B ordinary shares	625	—	625
Additional paid-in capital	6,784,542	(6,784,542)	—
Accumulated deficit	(1,785,477)	(25,176,808)	(26,962,285)

Total shareholders’ equity (deficit)	$5,000,010	$(31,961,670)	$(26,961,660)

Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders’ Equity (Deficit)	$250,304,732	$—	$250,304,732

For the six months ended June 30, 2021	As Previously Reported	Adjustment	As Restated
Shares subject to redemption	$6,784,610	$(6,784,610)	$—
In connection with the change in presentation for the Class A ordinary shares subject to possible redemption, the Company has restated its earnings per share calculation to allocate income and losses shared pro rata between the two classes of shares. This presentation contemplates a Business Combination as the most likely outcome, in which case, both classes of shares participate pro rata in the income and losses of the Company. The impact to the reported amounts of weighted average shares outstanding and basic and diluted earnings per common share is presented below for the Affected Quarterly and Annual Periods:

	EPS for Class A ordinary shares (redeemable)
	As Previously Reported	Adjustment	As Restated
Form 10-Q (March 31, 2021) - three months ended March 31, 2021
Earnings allocable to ordinary shares subject to possible redemption	$3,321	$7,387,849	$7,391,170
Weighted average shares outstanding	21,568,664	3,431,336	25,000,000
Basic and diluted earnings per share	$—	$0.30	$0.30
Form 10-Q (June 30, 2021) - three months ended June 30, 2021
Earnings (loss) allocable to ordinary shares subject to possible redemption	$3,293	$(5,430,978)	$(5,427,685)
Weighted average shares outstanding	22,474,838	2,525,162	25,000,000
Basic and diluted earnings per share	$—	$(0.22)	$(0.22)
Form 10-Q (June 30, 2021) - six months ended June 30, 2021
Earnings allocable to ordinary shares subject to possible redemption	$6,514	$1,956,972	$1,963,486
Weighted average shares outstanding	22,024,254	2,975,746	25,000,000
Basic and diluted earnings per share	$—	$0.08	$0.08

	EPS for Class B ordinary shares (non-redeemable)
	As Previously Reported	Adjustment	As Restated
Form 10-Q (March 31, 2021) - three months ended March 31, 2021
Earnings allocable to non-redeemable ordinary shares	$9,235,642	$(7,387,849)	$1,847,793
Weighted average shares outstanding	9,681,336	(3,431,336)	6,250,000
Basic and diluted earnings per share	$0.95	$(0.65)	$0.30
Form 10-Q (June 30, 2021) - three months ended June 30, 2021
Loss allocable to non-redeemable ordinary shares	$(6,787,899)	$5,430,978	$(1,356,921)
Weighted average shares outstanding	8,775,162	(2,525,162)	6,250,000
Basic and diluted earnings per share	$(0.77)	$0.55	$(0.22)
Form 10-Q (June 30, 2021) - six months ended June 30, 2021
Earnings allocable to non-redeemable ordinary shares	$2,447,843	$(1,956,972)	$490,871
Weighted average shares outstanding	9,225,746	(2,975,746)	6,250,000
Basic and diluted earnings per share	$0.27	$(0.19)	$0.08

	EPS for Class A ordinary shares (redeemable)
	As Previously Reported	Adjustment	As Restated
Form 10-Q (September 30, 2020) - the period from July 21, 2020 (inception) through September 30, 2020
Earnings (loss) allocable to ordinary shares subject to possible redemption	$3,841	$(2,378,506)	$(2,374,665)
Weighted average shares outstanding	21,810,415	(18,022,536)	3,787,879
Basic and diluted earnings per share	$—	$(0.08)	$(0.08)
Form 10-K/A (December 31, 2020) - the period from July 21, 2020 (inception) through December 31, 2020
Earnings (loss) allocable to ordinary shares subject to possible redemption	$—	$(293,337)	$(293,337)
Weighted average shares outstanding	21,719,426	(5,580,185)	16,139,241
Basic and diluted earnings per share	$—	$(0.15)	$(0.15)

	EPS for Class B ordinary shares (non- redeemable)
	As Previously Reported, As Restated	Adjustment	As Restated
Form 10-Q (September 30, 2020) - the period from July 21, 2020 (inception) through September 30, 2020
Loss allocable to non-redeemable ordinary shares	$(777,344)	$293,337	$(484,007)
Weighted average shares outstanding	6,732,994	(482,994)	6,250,000
Basic and diluted earnings per share	$(0.12)	$0.04	$(0.08)
Form 10-K/A (December 31, 2020) - the period from July 21, 2020 (inception) through December 31, 2020
Loss allocable to non-redeemable ordinary shares	$(3,298,105)	$2,378,505	$(919,600)
Weighted average shares outstanding	8,310,766	(2,060,766)	6,250,000
Basic and diluted earnings per share	$(0.40)	$0.25	$(0.15)